Employee Benefit Plans (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Summary of stock option activity and restricted stock activity on an unadjusted basis
Option Outstanding, Number of Options, Beginning Balance	3,837,177
Option Outstanding, Number of Options, Exercised	(937,377)
Option Outstanding, Number of Options, Forfeited	(208,998)
Option Outstanding, Number of Options, Ending Balance	2,690,802
Option Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 12.00
Option Outstanding, Weighted Average Exercise Price, Exercised	$ 10.24
Option Outstanding, Weighted Average Exercise Price, Forfeited	$ 12.00
Option Outstanding, Weighted Average Exercise Price, Ending Balance	$ 12.61
Option Exercisable, Number of Options, Beginning Balance	1,880,168
Option Exercisable, Weighted Average Exercise Price, Beginning Balance	$ 13.19
Option Exercisable, Number of Options, Ending Balance	1,905,015
Option Exercisable, Weighted Average Exercise Price, Ending Balance	$ 13.25
Restricted Stock [Member]
Summary of stock option activity and restricted stock activity on an unadjusted basis
Restricted Stock, Number of shares, Beginning balance	1,433,299
Restricted Stock, Number of shares, Granted	199,539
Restricted Stock, Number of shares, Vested	(309,013)
Restricted Stock, Number of shares, Forfeited	(116,059)
Restricted Stock, Number of shares, Ending balance	1,207,766
Restricted Stock, Weighted Average Fair value, Beginning balance	$ 27.06
Restricted Stock, Weighted Average Fair value, Granted	$ 23.14
Restricted Stock, Weighted Average Fair value, Vested	$ 19.78
Restricted Stock, Weighted Average Fair value, Forfeited	$ 19.43
Restricted Stock, Weighted Average Fair value, Ending balance	$ 16.24